Trade and Other Payables (Details) - Schedule of Trade and Other Payables Not Denominated in Functional Currency - MYR (RM)	Jun. 30, 2023	Dec. 31, 2022
Singapore dollar [Member]
Trade and Other Payables (Details) - Schedule of Trade and Other Payables Not Denominated in Functional Currency [Line Items]
Trade and Other Payables	RM 10,164
United States dollar [Member]
Trade and Other Payables (Details) - Schedule of Trade and Other Payables Not Denominated in Functional Currency [Line Items]
Trade and Other Payables	RM 467,810	RM 6,008,843